ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 67.9%

Agriculture – 14.1%
Village Farms International, Inc. (Canada)*†	4,316,296	$57,104,596

Biotechnology – 3.1%
Arena Pharmaceuticals, Inc.*	149,336	10,362,425
Intec Pharma Ltd. (Israel)*†	443,008	1,935,945
Total Biotechnology		12,298,370

Distributors – 0.9%
Greenlane Holdings, Inc., Class A*(a)	654,150	3,470,266

Investment Company – 2.6%
RIV Capital, Inc. (Canada)*(a)	5,621,146	10,420,711

Pharmaceuticals – 32.0%
Aleafia Health, Inc. (Canada)*(a)	4,109,775	2,060,038
Aphria, Inc. (Canada)*	2,213,586	40,663,575
Aurora Cannabis, Inc. (Canada)*(a)	18,328	170,634
Canopy Growth Corp. (Canada)*	945,519	30,284,973
Cardiol Therapeutics, Inc., Class A (Canada)*(a)	1,157,657	4,052,744
cbdMD, Inc.*(a)	1,310,232	5,424,360
Charlottes Web Holdings, Inc.*(a)	1,715,791	7,726,759
Corbus Pharmaceuticals Holdings, Inc.*(a)	491,126	967,518
Cronos Group, Inc. (Canada)*	234,354	2,216,989
Emerald Health Therapeutics, Inc. (Canada)*	2,122,863	464,484
Green Organic Dutchman Holdings Ltd. (The) (Canada)*(a)	874,954	212,325
GW Pharmaceuticals PLC (United Kingdom)*(b)	84,125	18,246,712
Hempfusion Wellness, Inc. (Canada)*(a)	2,254,291	4,399,249
HEXO Corp. (Canada)*(a)	61,544	398,805
IM Cannabis Corp. (Canada)*	50,000	354,500
Khiron Life Sciences Corp. (Canada)*	850,921	379,135
MediPharm Labs Corp. (Canada)*(a)	2,305,437	834,605
Neptune Wellness Solutions, Inc. (Canada)*(a)	963,726	1,262,481
Organigram Holdings, Inc. (Canada)*	326,081	1,128,577
PharmaCielo Ltd. (Canada)*	170,000	247,524
Supreme Cannabis Co., Inc. (The) (Canada)*(a)	1,287,493	276,583
Tilray, Inc., Class 2 (Canada)*(a)	104,712	2,380,104
Valens Co., Inc. (The) (Canada)*(a)	1,832,580	3,965,961
WeedMD, Inc. (Canada)*	920,247	212,334
Zynerba Pharmaceuticals, Inc.*	280,133	1,302,618
Total Pharmaceuticals		129,633,587

REITS – 8.7%
Innovative Industrial Properties, Inc.	186,738	33,642,718
Power REIT*(a)	32,195	1,456,502
Total REITS		35,099,220

Specialty Retail – 6.5%
GrowGeneration Corp.*(a)	527,972	26,234,929

Total Common Stocks
(Cost $242,594,881)		274,261,679

MONEY MARKET FUNDS – 15.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.03%(c)	56,293,817	56,293,817
Goldman Sachs Financial Square Government Fund - Institutional Shares, Institutional Class, 0.04%(c)(d)	2,373,000	2,373,000
Invesco STIT - Government & Agency Portfolio, Institutional Class, Institutional Class, 0.03%(c)(d)	1,349,000	1,349,000

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Shares/ Principal	Value
MONEY MARKET FUNDS (continued)

JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.03%(c)(d)	1,529,000	$1,529,000

Total Money Market Funds
(Cost $61,544,817)		61,544,817

REPURCHASE AGREEMENTS – 0.8%(d)
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.01%, total to be received $1,953,970, (collateralized by various U.S. Government Agency Obligations, 1.13%-4.00%, 05/15/23-09/15/57, totaling $1,989,040)	$1,953,969	1,953,969
Daiwa Capital Markets America, dated 03/31/21, due 04/01/21, 0.01%, total to be received $1,190,169, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/04/21-04/01/51, totaling $1,210,615)	1,190,169	1,190,169

Total Repurchase Agreements
(Cost $3,144,138)		3,144,138
Total Investments – 83.9%
(Cost $307,283,836)		338,950,634
Other Assets in Excess of Liabilities – 16.1%		64,879,839
Net Assets – 100.0%		$403,830,473

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $34,366,793; the aggregate market value of the collateral held by the fund is $34,403,207. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $26,008,069.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2021.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$274,261,679	$–	$–	$274,261,679
Money Market Funds	61,544,817	–	–	61,544,817
Repurchase Agreements	–	3,144,138	–	3,144,138
Total	$335,806,496	$3,144,138	$–	$338,950,634

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(1,449,488)	$–	$(1,449,488)
Total	$–	$(1,449,488)	$–	$(1,449,488)

†	Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	14.1%
Biotechnology	3.1
Distributors	0.9
Investment Company	2.6
Pharmaceuticals	32.0
REITS	8.7
Specialty Retail	6.5
Money Market Funds	15.2
Repurchase Agreements	0.8
Total Investments	83.9
Other Assets in Excess of Liabilities	16.1
Net Assets	100.0%

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Total Return Swap contracts outstanding as of March 31, 2021:

Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Columbia Care ORD	2,580,282	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	$16,656,197	$16,642,819	$(13,378)
Cresco Labs ORD	1,519,523	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	19,004,836	18,994,038	(10,798)
Curaleaf Holdings SUB VOT ORD	1,495,000	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	22,684,291	22,664,200	(20,091)
Green Thumb Industries SUB VOT ORD	720,000	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	21,259,503	21,240,000	(19,503)
Harvest Health And Recreation ORD	3,950,000	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	13,260,314	12,758,500	(501,814)
Ianthus ORD	464,000	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	126,333	126,208	(125)
SOL Global Investments Corp.	2,834,625	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	10,085,593	9,212,531	(873,062)
Trulieve Cannabis ORD	386,265	1-month USD LIBOR + 1.00%	Monthly	7/01/2021	17,585,774	17,575,057	(10,717)
Net Unrealized Depreciation							$(1,449,488)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of March 31, 2021, cash in the amount of $55,430,000 has been segregated as collateral from the broker for Swap contracts.

Affiliated holdings are managed by the Trust or an affiliate of the Trust. Transactions with affiliated holdings during the period ended March 31, 2021 were as follows:

Affiliated Holding Name	Value at 6/30/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2021	Dividend Income	Value at 3/31/2021
Intec Pharma Ltd.	$128,133	$1,821,961	$–	$–	$(14,149)	443,008	$–	$1,935,945
Village Farms International, Inc.	4,152,418	45,336,252	(1,751,588)	(1,895,107)	11,262,621	4,316,296	–	57,104,596
Total	$4,280,551	$47,158,213	$(1,751,588)	$(1,895,107)	$11,248,472	4,759,304	$–	$59,040,541